Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, by level within the fair value hierarchy (in thousands):

	Fair value measured as of September 30, 2023
	Fair value at September 30, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$1,149	$1,096	$—	$53
	Fair value measured as of December 31, 2023
	Fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$129	$—	$—	$129

There were no transfers between Level 1, 2 or 3 during the three and nine months ended September 30, 2023 and 2022.

Fair values of cash, accounts receivable, accounts payable, accrued expenses and short-term debt are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. The fair value of the Public Warrants, which trade in active markets, is based on quoted market prices and classified in Level 1 of the fair value hierarchy. The Angel Warrants are classified within Level 3 of the fair value hierarchy because their fair values are based on significant inputs that are unobservable in the market.

The following table presents changes in Level 3 liabilities measured at fair value for the three and nine months ended September 30, 2023 and 2022 (in thousands):

Balance – January 1, 2023	$129
Change in fair value	(16)
Balance – March 31, 2023	$113
Change in fair value	81
Balance – June 30, 2023	$194
Change in fair value	(141)
Balance – September 30, 2023	$53
Balance – January 1, 2022	$186
Change in fair value	(66)
Balance – March 31, 2022	$120
Change in fair value	38
Balance – June 30, 2022	$158
Change in fair value	(22)
Balance – September 30, 2022	$136

Both observable and unobservable inputs were used to determine the fair value of warrants that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	September 30, 2023	December 31, 2022
Strike price (per share)	$7.60	$7.60
Contractual term (years)	3.7	4.5
Volatility (annual)	70.0%	72.6%
Risk-free rate	4.5%	4.0%
Dividend yield (per share)	0.0%	0.0%

Rosecliff Acquisition Corp I [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The fair value hierarchy (see Note 2) is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities.

At December 31, 2022 and 2021, assets held in the Trust Account were comprised of $4,626,107 in cash and $253,027,240 money market funds that primarily invested in U.S. Treasury Securities at fair market value, respectively. During the years ended December 31, 2022 and 2021, the Company withdrew $1,034,596 and $0 of interest to pay its tax obligations, respectively. Total holdings in cash as of December 31, 2022 is $4,626,107 during the year ended December 31, 2022.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2022	Level	December 31, 2021
Assets:
Investments held in Trust Account – Money Market Funds primarily invested in U.S. Treasury Securities	1	$—	1	$253,027,240
Description	Level	December 31, 2022	Level	December 31, 2021
Liabilities:
Warrant Liability – Public Warrants	2	$253,000	1	$6,493,666
Warrant Liability – Private Placement Warrants	2	$141,200	2	$3,648,976

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s accompanying December 31, 2022 and 2021 balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants in the statements of operations.

The Company initially valued its Private Placement Warrants, on February 17, 2021, as Level 3 utilizing a lattice model, specifically a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology and subsequently valued the Private Placement Warrants as Level 2 through December 31, 2021, with changes in fair value recognized in the statements of operations.

The estimated fair value of the Private Placement Warrant liabilities was determined using Level 2 inputs on December 31, 2022 and 2021. As of December 31, 2022, the Public Warrants were classified as Level 2 in the fair value hierarchy due to low trading volume. The estimated fair value of the Public Warrants transferred from a Level 1 measurement to a Level 2 measurement during the year ended December 31, 2022 was $506,000. On December 31, 2021 the Private Placement Warrants transferred to Level 2 due to the use of an observable market quote for a similar asset in an active market.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants previously transferred from a Level 3 measurement to a Level 1 fair value measurement for the year ended December 31, 2021 was $6,831,000. The estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement for the year ended December 31, 2021 was $2,588,667. There was no transfer during the year ended December 31, 2022.